Balance Sheet Components - Schedule of Prepaid and Other Current Assets (FY) (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Prepaid Expense and Other Current Assets [Abstract]
Deferred Offering costs		$ 0	$ 2,800,000	$ 1,978,000
Prepaid clinical fees		168,000		0
Business insurance	$ 1,103,000	275,000		0
Security deposit	101,000	131,000		0
Convertible note receivable		0		5,000,000
Angion Pty tax	7,000	781,000		352,000
Other	326,000	498,000		360,000
Total prepaid and other current assets	$ 1,537,000	1,685,000		$ 7,690,000
Previously Reported [Member]
Prepaid Expense and Other Current Assets [Abstract]
Angion Pty tax		863,000
Other		$ 248,000